Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Notional amounts and carrying amounts of derivatives
The following table details quantitative information on the notional amounts and carrying amounts of the derivative instruments used for hedging by type of risk hedged and type of hedge:

	December 31, 2022
	Nominal amount	Carrying amount of hedging instruments
		Asset (1)	Liability (2)
Interest rate risk
Fair value hedges	293,711	340	(543)
Cash flow hedges	75,000	143	(1)
Interest rate and foreign exchange risk
Fair value hedges	252,793	4,129	(16,237)
Cash flow hedges	922,777	41,677	(16,980)
Foreign exchange risk
Cash flow hedges	189,173	21,870	—
	1,733,454	68,159	(33,761)

	December 31, 2021
	Nominal amount	Carrying amount of hedging instruments
		Asset (1)	Liability (2)
Interest rate risk
Fair value hedges	40,000	1,282	—
Cash flow hedges	20,000	—	(538)
Interest rate and foreign exchange risk
Fair value hedges	428,067	783	(20,908)
Cash flow hedges	455,864	8,740	(7,009)
	943,931	10,805	(28,455)
(1)Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.

Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Schedule of notional amounts and carrying amounts of derivative instruments
The following table details the notional amounts and carrying amounts of derivative instruments used in cash flow hedges by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2022
		Carrying amount of hedging instruments		Change in fair value used for calculating hedge ineffectiveness	Changes in the fair value of the hedging instruments recognized in OCI (3)	Ineffectiveness recognized in profit or loss (4)	Amount reclassified from the hedge reserve to profit or loss (4)
	Nominal amount	Asset (1)	Liability (2)
Interest rate risk
Borrowings and debt	75,000	143	(1)	550	551	1	—
Interest rate and foreign exchange risk
Borrowings and debt	922,777	41,677	(16,980)	28,211	27,061	(1,150)	4,914
Foreign exchange risk
Deposits	8,534	37	—	37	37	—	—
Borrowings and debt	180,639	21,833	—	21,833	21,833	—	—
Total	1,186,950	63,690	(16,981)	50,631	49,482	(1,149)	4,914

	December 31, 2021
		Carrying amount of hedging instruments		Change in fair value used for calculating hedge ineffectiveness	Changes in the fair value of the hedging instruments recognized in OCI (3)	Ineffectiveness recognized in profit or loss (4)	Amount reclassified from the hedge reserve to profit or loss (4)
	Nominal amount	Asset (1)	Liability (2)
Interest rate risk
Borrowings and debt	20,000	—	(538)	562	560	(2)	(423)
Interest rate and foreign exchange risk
Borrowings and debt	455,864	8,740	(7,009)	(21,267)	(20,920)	347	—
Foreign exchange risk
Loans	—	—	—	—	—	0	(3,589)
Total	475,864	8,740	(7,547)	(20,705)	(20,360)	345	(4,012)

(1) Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2) Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3) Included in equity in the consolidated statement of financial position under the line Other comprehensive income (loss).
(4) Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

Schedule of nominal amounts and carrying amounts of the cash flow hedge
The following table details the carrying amounts of the cash flow hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2022
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	Cash flow hedge reserve
	Asset	Liability
Interest rate risk
Borrowings and debt	—	(75,695)	Borrowings and debt, net	(551)	(97)
Interest rate and foreign exchange risk
Borrowings and debt	—	(943,942)	Borrowings and debt, net	(27,061)	(8,836)
Foreign exchange risk
Deposits	—	(8,566)	Demand deposits	(37)	(44)
Borrowings and debt	—	(196,646)	Borrowings and debt, net	(21,833)	1,836
Total	—	(1,224,849)		(49,482)	(7,141)

	December 31, 2021
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	Cash flow hedge reserve
	Asset	Liability
Interest rate risk
Borrowings and debt	—	(20,041)	Borrowings and debt, net	(560)	—
Interest rate and foreign exchange risk
Borrowings and debt	—	(470,181)	Borrowings and debt, net	20,920	10,756
Total	—	(490,222)		20,360	10,756
B. Cash flow hedges (continued)
Schedule of maturity of financial instruments
The following table details the maturity of the derivative instruments used in cash flow hedges:

	December 31, 2022
	Foreign exchange forward contracts	Interest rate swaps	Cross currency swaps	Total
Less than 1 year	189,173	75,000	388,035	652,208
Over 1 to 2 years	—	—	194,639	194,639
Over 2 to 5 years	—	—	322,817	322,817
More than 5 years	—	—	17,286	17,286
Total	189,173	75,000	922,777	1,186,950

	December 31, 2021
	Interest rate swaps	Cross currency swaps	Total
Less than 1 year	—	108,779	108,779
Over 1 to 2 years	20,000	30,332	50,332
Over 2 to 5 years	—	299,684	299,684
More than 5 years	—	17,069	17,069
Total	20,000	455,864	475,864

Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Schedule of notional amounts and carrying amounts of derivative instruments
The following table details the nominal amounts and carrying amounts of derivative instruments used in fair value hedges by type of risk and hedged item, along with the changes during the years used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2022
	Nominal amount	Carrying amount of hedging instruments		Changes in fair value used to calculate hedge ineffectiveness (3)	Ineffectiveness recognized in profit or loss (3)
		Asset (1)	Liability (2)
Interest rate risk
Loans	155,511	134	(543)	1,607	(18)
Securities at amortized cost	10,000	178	—	167	(62)
Borrowings and debt	128,200	28	—	(3,457)	(111)
Interest rate and foreign exchange risk
Loans	1,938	108	—	(227)	(129)
Borrowings and debt	250,855	4,021	(16,237)	8,072	(1,548)
Total	546,504	4,469	(16,780)	6,162	(1,868)

	December 31, 2021
	Nominal amount	Carrying amount of hedging instruments		Changes in fair value used to calculate hedge ineffectiveness (3)	Ineffectiveness recognized in profit or loss (3)
		Asset (1)	Liability (2)
Interest rate risk
Borrowings and debt	40,000	1,282	—	(19)	22
Interest rate and foreign exchange risk
Loans	3,006	333	—	(23)	(119)
Borrowings and debt	425,061	450	(20,908)	(18,614)	(1,283)
Total	468,067	2,065	(20,908)	(18,656)	(1,380)
(1)Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

Schedule of gains and losses resulting from activities of hedging derivative financial instruments recognized in the consolidated statements of profit or loss
The following table details the carrying amounts of the fair value hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2022
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	Changes in fair value of the hedged items used to calculate hedge ineffectiveness(1)
	Asset	Liability
Interest rate risk
Loans	157,136	—	Loans, net	(1,625)	(1,625)
Securities at amortized cost	9,654	—	Securities, net	(229)	(229)
Borrowings and debt	—	(129,306)	Borrowings and debt, net	3,350	3,346
Interest rate and foreign exchange risk
Loans	1,839	—	Loans, net	(580)	98
Borrowings and debt	—	(243,851)	Borrowings and debt, net	11,612	(9,620)
Total	168,629	(373,157)		12,528	(8,030)

	December 31, 2021
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	Changes in fair value of the hedged items used to calculate hedge ineffectiveness(1)
	Asset	Liability
Interest rate risk
Borrowings and debt	—	(41,315)	Borrowings and debt, net	—	41
Interest rate and foreign exchange risk
Loans	2,717	—	Loans, net	(751)	(96)
Borrowings and debt	—	(406,724)	Borrowings and debt, net	18,919	17,331
Total	2,717	(448,039)		18,168	17,276
(1)Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

Schedule of maturity of financial instruments
The following table details the maturity of the nominal amount for the derivative instruments used in fair value hedges:

	December 31, 2022
	Interest rate swaps	Cross currency swaps	Total
Less than 1 year	145,511	1,937	147,448
Over 1 to 2 years	20,000	153,415	173,415
Over 2 to 5 years	128,200	87,316	215,516
More than 5 years	—	10,125	10,125
Total	293,711	252,793	546,504

	December 31, 2021
	Interest rate swaps	Cross currency swaps	Total
Less than 1 year	40,000	271,646	311,646
Over 1 to 2 years	—	3,006	3,006
Over 2 to 5 years	—	153,415	153,415
Total	40,000	428,067	468,067